UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Item 1. Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BANK LOANS – 2.9%
$100,000	Dell International LLC 2.000%, 12/31/2018[1]	$100,044
100,000	HCA, Inc. 1.500%, 6/10/2020[1]	99,375

	TOTAL BANK LOANS (Cost $199,875)	199,419

	BONDS – 75.7%
	ASSET-BACKED SECURITIES – 29.1%
250,000	Apidos CLO XIV Series 2013-14A, Class A, 2.030%, 4/15/2025[1,2,3]	250,040
250,000	Atrium X Series 10A, Class A, 2.000%, 7/16/2025[1,2,3]	249,339
147,750	DB Master Finance LLC Series 2015-1A, Class A2I, 3.262%, 2/20/2045[2,3]	148,561
295,000	Ford Credit Auto Owner Trust Series 2013-C, Class C, 1.910%, 3/15/2019[2]	296,632
242,625	Gramercy Park CLO Ltd. Series 2012-1A, Class A1R, 2.180%, 7/17/2023[1,2,3]	242,923
114,005	Nissan Auto Receivables Owner Trust Series 2014-B, Class A3, 1.110%, 5/15/2019[2]	114,057
100,000	NRZ Advance Receivables Trust Advance Receivables Backed Series 2015-T4, Class AT4, 3.196%, 11/15/2047[2,3]	100,538
250,000	Ocwen Master Advance Receivables Trust Series 2016-T1, Class AT1, 2.521%, 8/17/2048[2,3]	250,546
164,501	Toyota Auto Receivables Owner Trust Series 2015-A, Class A3, 1.120%, 2/15/2019[2]	164,606
206,554	World Omni Automobile Lease Securitization Trust Series 2014-A, Class A3, 1.160%, 9/15/2017[2]	206,592

	TOTAL ASSET-BACKED SECURITIES (Cost $2,021,564)	2,023,834

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 17.8%
252,941	Banc of America Commercial Mortgage Trust Series 2007-4, Class A4, 5.746%, 2/10/2051[1,2]	257,404
223,710	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17, Class A4, 5.694%, 6/11/2050[1,2]	228,774
89,681	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M1, 1.534%, 2/25/2024[1,2]	89,748
158,563	FREMF Mortgage Trust Series 2013-KF02, Class B, 3.525%, 12/25/2045[1,2,3]	159,117
100,000	GS Mortgage Securities Trust Series 2014-GSFL, Class B, 2.285%, 7/15/2031[1,2,3]	99,124
221,739	Morgan Stanley Capital I Trust Series 2007-HQ13, Class A3, 5.569%, 12/15/2044[2]	226,459

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$178,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class A, 1.885%, 6/15/2029[1,3]	$178,113

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,238,285)	1,238,739

	CORPORATE – 28.8%
	COMMUNICATIONS – 1.5%
100,000	Verizon Communications, Inc. 2.606%, 9/14/2018[1]	102,708

	CONSUMER, CYCLICAL – 7.3%
200,000	CVS Health Corp. 2.250%, 12/5/2018[2]	202,858
200,000	Ford Motor Credit Co. LLC 1.660%, 1/17/2017[1]	200,220
100,000	Hyundai Capital America 2.875%, 8/9/2018[3]	101,974
		505,052
	CONSUMER, NON-CYCLICAL – 1.1%
75,000	Amgen, Inc. 2.125%, 5/15/2017	75,434

	ENERGY – 1.5%
100,000	BP Capital Markets PLC 1.375%, 5/10/2018[4]	99,805

	FINANCIAL – 12.3%
250,000	American Express Co. 1.401%, 5/22/2018[1]	250,681
100,000	BB&T Corp. 1.710%, 6/15/2018[1,2]	100,711
200,000	Capital One N.A. 1.617%, 9/13/2019[1,2]	200,388
100,000	Goldman Sachs Group, Inc. 1.650%, 12/15/2017[1]	100,316
200,000	Royal Bank of Canada 2.000%, 12/10/2018[4]	201,909
		854,005
	INDUSTRIAL – 1.7%
110,000	Ingersoll-Rand Global Holding Co., Ltd. 6.875%, 8/15/2018	120,290

	TECHNOLOGY – 1.8%
125,000	Hewlett Packard Enterprise Co. 2.700%, 10/5/2017[3]	126,613

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2016 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES – 1.6%
$100,000	Pacific Gas & Electric Co. 8.250%, 10/15/2018	$112,690

	TOTAL CORPORATE (Cost $1,996,297)	1,996,597

	TOTAL BONDS (Cost $5,256,146)	5,259,170

Number of Shares

	SHORT-TERM INVESTMENTS – 18.5%
1,285,918	Federated Treasury Obligations Fund - Institutional Shares, 0.198%[5]	1,285,918

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,285,918)	1,285,918

	TOTAL INVESTMENTS – 97.1% (Cost $6,741,939)	6,744,507
	Other Assets in Excess of Liabilities – 2.9%	203,155

	TOTAL NET ASSETS – 100.0%	$6,947,662

PLC – Public Limited Company

[1]	Variable, floating or step rate security.
[2]	Callable.
[3]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The absolute value of these securities is $1,906,888.

[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

Note 1 – Organization
Palmer Square Ultra-Short Duration Investment Grade Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund commenced investment operations on October 7, 2016.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2016 (Unaudited)

Note 3 – Federal Income Taxes
At October 31, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$6,741,939

Gross unrealized appreciation	$4,516
Gross unrealized depreciation	(1,948)

Net unrealized appreciation on investments	$2,568

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Palmer Square Ultra-Short Duration Investment Grade Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
October 31, 2016 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$199,419	$-	$199,419
Bonds**	-	5,259,170	-	5,259,170
Short-Term Investments	1,285,918	-	-	1,285,918
Total Assets	$1,285,918	$5,458,589	$-	$6,744,507

*	The Fund did not hold any Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.

Transfers between Levels 1,2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/30/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/30/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/30/2016